Other income net - Summary of Other Income (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Revenue [abstract]
Interest income on financial assets carried at amortized cost	$ 107	$ 135	$ 161
Interest income on financial assets fair valued through other comprehensive income	119	86	55
Dividend income on investments carried at fair value through profit or loss			1
Gain / (loss) on investments carried at fair value through profit or loss	18	24	10
Gain / (loss) on investments carried at fair value through other comprehensive income			11
Exchange gains / (losses) on forward and options contracts	(80)	12	75
Exchange gains / (losses) on translation of other assets and liabilities	131	24	(47)
Others	40	27	31
Other income	$ 335	$ 308	$ 297